UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                  ANNUAL REPORT

                                October 31, 2004

                                  SYNOVUS FUNDS

                               [Graphics Omitted]

                           Large Cap Core Equity Fund
                               Mid Cap Value Fund
                           Intermediate-Term Bond Fund
                           Georgia Municipal Bond Fund

                                [Logo Omitted](R)

                                     SYNOVUS
                                      FUNDS(TM)

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SYNOVUS FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................     1

Manager Comments:

   Large Cap Core Equity Fund ............................................     2

   Mid Cap Value Fund ....................................................     4

   Intermediate-Term Bond Fund ...........................................     6

   Georgia Municipal Bond Fund ...........................................     8

Statements of Net Assets:

   Large Cap Core Equity Fund ............................................    10

   Mid Cap Value Fund ....................................................    13

   Intermediate-Term Bond Fund ...........................................    15

   Georgia Municipal Bond Fund ...........................................    17

Statements of Operations .................................................    21

Statements of Changes in Net Assets ......................................    22

Financial Highlights .....................................................    24

Notes to Financial Statements ............................................    26

Report of Independent Registered Public Accounting Firm ..................    33

Trustees and Officers of The Advisors' Inner Circle Fund .................    34

Disclosure of Fund Expenses ..............................................    37

Notice to Shareholders ...................................................    39

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-330-1111; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Letter to Shareholders
OCTOBER 31, 2004

In 2004, the financial markets have faced numerous challenges, a continued conflict in Iraq, potential inflation, higher commodity prices, uncertainty of the Presidential election, and a softer economy. Concerns of a change in Federal Reserve Policy became a reality as investors experienced the effects of a tighter monetary policy.

Higher commodity prices during the year threatened to slow economic growth. The markets have not seen such an increase since the mid 1990's. Although the effects can be costly, the current increase has been less than the previous occasions, thanks to a weak dollar, low inflation, and consumer price stability.

Crude oil prices rose to over $50 a barrel as concerns of supply mounted. Demand from China, terrorism threats, and instability in Russia and Africa create long term concerns for oil producing countries. Higher energy prices will easily consume any increase in disposable income the consumer received from changes in fiscal policy.

In June, the Fed began a series of rate increases to prevent inflation from accelerating. Fixed income investors experienced rising short term rates while longer term rates decreased in yield, the combination of a tightening Federal Reserve, a softer economy, and low inflation lead to a "bull flattening" of the yield curve.

Equity investors continued to focus on the mid and small capitalization sectors of the market for most of the year. Recently, the large capitalization sector has started to show signs of awakening as investors shift their interest to companies with stable earnings and higher dividends. Expectation for more moderate returns for stocks is anticipated over the next several years. With year over year earnings comparisons becoming more difficult, the only thing holding stocks back is earnings momentum.

It is our view that global concerns will continue. We anticipate that the Federal Reserve will aim for a 3% to 4% Federal Funds rate, as current monetary policy remains accommodative. Recently, economic growth has regained some traction, the labor markets are showing some signs of improvement and the presidential election will be resolved, thus reducing the level of uncertainty the financial markets are facing.

In closing, the improper activities of a few have caused the industry to received negative publicity, ranging from late day trading to insurance bid rigging. We certainly recognize that we cannot control the issues and uncertainties the financial markets face in today's environment. However, we are confident we will focus our efforts on our proven long term investment philosophies and strategies to achieve our shareholder's investment objectives.


Mark J. Brown
Chief Investment Officer
Synovus Investment Advisors


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                                                                               1
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Large Cap Core Equity Fund
MANAGER COMMENTS OCTOBER 31, 2004

The stock market's performance over the past 12 months can be best characterized as resolute. During 2004, the market has faced a multitude of challenges. They include the conflict in Iraq, a bloated deficit, inflation concerns, higher interest rates, soaring commodity prices, mixed economic reports, lowered earnings guidance, and a divisive election. Most of these challenges played out during the middle of the year, during which time the market reacted by setting three new year-to-date lows. We appeared headed for the fourth new low in October but a relief in oil prices and encouraging economic news proved to be the trend-breaking recipe. The market "to date" has weathered all of these challenges quite nicely. In fact, the S & P 500 and the Fund are both modestly higher at the end of October.

The challenges this market has faced are not new; they have been encountered before. A prime example is the sharp reaction to the possibility of higher inflation and interest rates associated with the strong labor report at the end of March. Investor's initial reaction was negative but as time passed, investors adjusted expectations, and the market firmed.

Just as investors were becoming used to the idea of higher interest rates, energy prices began their record climb. Increased demand from Asian countries; continued tension in the Middle East; supply concerns from Russia and Africa; and other factors fueled a sharp increase in oil prices. Higher oil prices cause corporate margins to shrink, while higher gasoline prices affect consumer's disposable income, thus threatening economic growth. Although time will tell how much of an impact higher oil prices will have on the economy, the initial reports appear encouraging.

The energy sector has been the clear market leader over the past 12 months. Its strong performance, along with that of materials, is to be expected during a commodities bull market. Telecommunications services, industrials and utilities have also faired well. Market laggards include healthcare and technology--the former because of uncertainty surrounding government policy and weakening drug pipelines, the latter because of inconsistent earnings reports/guidance and questionable demand for semiconductors and hardware going forward into 2005. Consumer staples have also posted weak results over the past 12 months as higher input prices have offset the benefit of a weaker dollar.

Going forward, we will continue with our approach of seeking out high quality companies operating within favorable industry conditions, while building and maintaining a core portfolio balanced between growth and value styles. Our chief concern will remain, managing the Fund with the best characteristics for risk and return available to our shareholders.


--------------------------------------------------------------------------------
2
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SYNOVUS FUNDS
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                                                                  [Logo Omitted]
Large Cap Core Equity Fund (CONTINUED)

SYNOVUS INVESTMENT ADVISORS, INC.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS LARGE CAP CORE EQUITY FUND, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS THE S&P 500 COMPOSITE INDEX(2)

                          ANNUALIZED  ANNUALIZED  ANNUALIZED
                ONE YEAR    3 YEAR      5 YEAR      10 YEAR
                 RETURN    RETURN(1)   RETURN(1)   RETURN(1)
------------------------------------------------------------
Institutional    3.59%       0.17%      (1.10)%      10.49%
------------------------------------------------------------
Class A          3.37%      (0.12)%     (1.37)%      10.21%
------------------------------------------------------------
Class A,
With Load       (2.56)%     (2.08)%     (2.53)%       9.55%
------------------------------------------------------------
Class B          2.49%      (0.82)%     (2.05)%       9.41%
------------------------------------------------------------
Class B,
With Load       (2.51)%     (1.81)%     (2.43)%       9.41%
------------------------------------------------------------
Class C          2.59%      (0.74)%     (2.02)%       9.42%
------------------------------------------------------------
Class C,
With Load        1.59%      (0.74)%     (2.02)%       9.42%
------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

                                 Synovus Large  Synovus Large   Synovus Large
               Synovus Large       Cap Core       Cap Core        Cap Core       S&P 500
           Cap Core Equity Fund,  Equity Fund,   Equity Fund,    Equity Fund,   Composite
               Institutional        Class A        Class B         Class C      Index(2)
               -------------     -------------  -------------   -------------   ---------
 10/94            $10,000          $ 9,425        $10,000         $ 9,900       $10,000
 10/95             12,627           11,864         12,491          12,366        12,644
 10/96             15,357           14,398         15,053          14,903        15,691
 10/97             20,127           18,823         19,518          19,323        20,730
 10/98             23,412           21,846         22,473          22,248        25,288
 10/99             28,660           26,689         27,255          26,983        31,780
 10/00             32,186           29,884         30,299          29,997        33,715
 10/01             26,978           25,007         25,191          24,913        25,320
 10/02             22,421           20,701         20,719          20,516        21,494
 10/03             26,179           24,102         23,983          23,745        25,965
 10/04             27,119           24,914         24,360          24,360        28,411

      Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/ collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

(2) The S&P 500 Composite Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Mid Cap Value Fund
MANAGER COMMENTS OCTOBER 31, 2004

MARKET ENVIRONMENT

The year started and ended on a strong note, despite the uncertainties of a potentially close election. The market continued to be driven by a high degree of cash liquidity. The mid-cap segment of the market performed well, particularly when compared to large-cap equities. Value outperformed growth by a healthy margin. Energy prices rose throughout the year, producing particularly strong returns in energy related equities.

INVESTMENT DISCUSSION

The Fund posted positive results in each quarter of the year, despite volatile market returns. This included the January to March quarter during which the market was down 1.7%. The Fund's energy holdings contributed healthily to its strong performance this year. Additional strong contributors to performance were the Fund's holdings in refining, chemicals and healthcare. Holdings in reinsurance companies were a partial offset to that performance.

During the year we reduced the Fund's exposure to interest rate sensitive companies, in light of a well anticipated rise in rates. We also reduced exposure to consumer related companies as the year progressed and the benefits of tax cuts and refinancing waned.

Investors should be aware that we generally will not sell a security merely due to market appreciation or depreciation resulting in the security's market capitalization moving outside the Fund's target capitalization range ($500 million to $10 billion) if we believe the security remains a good investment for the Fund consistent with our overall investment objective.

Given the positive return generated this year, combined with the Fund's non-diversified status and our longer-term investment horizon, the Fund held 68% of its net assets in mid cap securities at the conclusion of the fiscal year.

INVESTMENT OUTLOOK

As we move into the year ahead, we sense that investors are seeking clarity amidst the uncertainty of the financial markets' conflicting signals.

We continue with Fund holdings in exploration and production companies. However, the investment thesis for each of these companies is based on a unique ability to achieve production growth rather than on high or rising energy prices. In the absence of any further disruptions in supply, we believe the price of oil should begin to moderate somewhat from its $50+ level, as inventories begin to reflect the benefits of increased OPEC production and a return to normal output from the Gulf of Mexico following the recent spate of hurricanes.

Even in a setting of on-trend economic growth, we think the general outlook for corporate profits in 2005 will be challenging. Profit margins will remain under pressure from rising commodity prices. We are focused on companies that can demonstrate solid unit growth coupled with pricing power. This is critical in an economy in which the overall rate of productivity improvement has likely peaked. We also remain cautious on the financial sector as a flattening of the yield curve would not bode well for earnings.

Finally, we see the coming year as one in which security selection will be the critical element in generating investment performance.


--------------------------------------------------------------------------------
4

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Mid Cap Value Fund (CONTINUED)

STEINBERG ASSET MANAGEMENT, LLC

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS MID CAP VALUE FUND, INSTITUTIONAL CLASS, CLASS A, CLASS B AND CLASS C, VERSUS THE RUSSELL MID CAP VALUE INDEX(2)

                                           ANNUALIZED    ANNUALIZED
                               ONE YEAR      3 YEAR      INCEPTION
                                RETURN     RETURN(1)     TO DATE(1)
-------------------------------------------------------------------
Institutional                   18.94%       12.82%        13.82%
-------------------------------------------------------------------
Class A                         18.58%       12.50%        13.54%
-------------------------------------------------------------------
Class A, With Load              11.76%       10.31%        12.08%
-------------------------------------------------------------------
Class B                         17.74%       11.68%        12.71%
-------------------------------------------------------------------
Class B, With Load              12.74%       10.88%        12.43%
-------------------------------------------------------------------
Class C                         17.72%       11.75%        12.73%
-------------------------------------------------------------------
Class C, With Load              16.72%       11.75%        12.73%
-------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                 Russell
               Synovus Mid Cap   Synovus Mid     Synovus Mid     Synovus Mid     Mid Cap
                Value Fund,       Cap Value       Cap Value       Cap Value       Value
               Institutional    Fund, Class A   Fund, Class B   Fund, Class C    Index(2)
               -------------    -------------   -------------   -------------    --------
  4/30/00         $10,000         $ 9,425         $10,000         $ 9,900        $10,000
 10/00             11,156          10,500          11,103          10,992         10,942
 10/01             12,154          11,425          11,989          11,857         10,791
 10/02             11,045          10,349          10,786          10,678         10,471
 10/03             14,674          13,720          14,186          14,056         13,976
 10/04             17,453          16,269          16,503          16,547         16,735

      Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

(2) The Russell Mid Cap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible. Index comparisons began on April 30, 2000.


--------------------------------------------------------------------------------
                                                                               5
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SYNOVUS FUNDS
--------------------------------------------------------------------------------

Intermediate-Term Bond Fund
MANAGER COMMENTS OCTOBER 31, 2004

Continued unrest in the Middle East, higher commodity prices, and concerns of an economic "soft patch" influenced the trends in the financial markets for the past year. Concerns of a change in Federal Reserve Policy became a reality in mid 2004 as investors experienced the effects of a tighter monetary policy. The Federal Reserve continued marching forward in a "measured" pace, pushing the Fed Funds Rate to 1.75% by the end of September.

Awaiting a shift in Federal Reserve policy, the Fund maintained a defensive posture. Slower economic growth and a weaker than expected labor markets allowed the Federal Reserve to hold their position on interest rates for the first half of the year. Fixed income investors later saw overnight rates increase while the 10 year rates decreased in yield, the combination of a tightening Federal Reserve, a softer economy and low inflation lead to a "bull flattening" of the yield curve. The year produced solid price performance on longer term securities while shorter term security prices were weak, thus allowing the Fund to produced positive returns to shareholders.

Accounting concerns at some Government Sponsored Agencies, particularly Fannie Mae, caused some near term volatility in spreads. The rate difference between corporate and treasury securities yields remained significantly tight, as investors searched to improve the yield on their portfolios. The Fund benefited by maintaining an over weight position in corporates during the course of the year.

It is our view that global concerns will continue. Recently, economic growth has regained traction and the labor markets are showing some signs of improvement. We anticipate that the Federal Reserve will aim for a 3% to 4% Federal Funds target, as current monetary policy remains accommodative. This environment will cause rates to rise gradually, barring any reports exhibiting stronger than average growth in the economy or labor markets. In this economic environment the Fund will continue its defensive posture with a shorter average duration and maturity in order to protect capital.


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6
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SYNOVUS FUNDS
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                                                                  [Logo Omitted]
Intermediate-Term Bond Fund (CONTINUED)

SYNOVUS INVESTMENT ADVISORS, INC.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS INTERMEDIATE-TERM BOND FUND, INSTITUTIONAL CLASS, CLASS A AND CLASS B, VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX(2)

                          ANNUALIZED  ANNUALIZED  ANNUALIZED
                ONE YEAR    3 YEAR      5 YEAR      10 YEAR
                 RETURN    RETURN(1)   RETURN(1)   RETURN(1)
------------------------------------------------------------
Institutional    3.49%       5.37%       6.92%       6.42%
------------------------------------------------------------
Class A          3.13%       5.15%       6.68%       6.17%
------------------------------------------------------------
Class A,
With Load       (1.50)%      3.54%       5.69%       5.68%
------------------------------------------------------------
Class B          2.37%       4.32%       5.87%       5.36%
------------------------------------------------------------
Class B,
With Load       (2.53)%      3.39%       5.55%       5.36%
------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

                    Synovus             Synovus             Synovus
               Intermediate-Term   Intermediate-Term   Intermediate-Term   Lehman Intermediate
                  Bond Fund,          Bond Fund,          Bond Fund,        Government/Credit
                 Institutional          Class A             Class B              Index(2)
                 -------------          -------             -------             ---------
 10/94             $10,000             $ 9,550             $10,000              $10,000
 10/95              11,016              10,494              10,906               11,252
 10/96              11,514              10,937              11,288               11,907
 10/97              12,293              11,655              11,927               12,799
 10/98              13,418              12,682              12,895               13,963
 10/99              13,328              12,576              12,678               14,102
 10/00              13,881              13,058              13,073               15,010
 10/01              15,923              14,946              14,853               17,150
 10/02              16,998              15,942              15,715               18,164
 10/03              17,999              16,852              16,471               19,146
 10/04              18,628              17,380              16,861               19,975

      Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

(2) The Lehman Intermediate Government/Credit Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.


--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

Georgia Municipal Bond Fund
MANAGER COMMENTS OCTOBER 31, 2004

Turmoil in the Middle East, higher commodity prices, and concerns of slower economic growth influenced the trends in the fixed income markets for the past year. The Federal Reserve changed its policy to a tighter monetary stance in mid 2004. As investors prepared for its effects portfolio durations became shorter. Through the remainder of the period the Federal Reserve continued its "measured" pace, pushing short term rates to 1.75% by the end of September.

The Fund maintained a shorter duration and defensive posture for the period awaiting a shift in Federal Reserve policy. Slower economic growth and weaker than expected labor markets allowed the Federal Reserve to hold its position on interest rates during the first half of the year. Fixed income investors later saw overnight rates rise while the 10 year rates declined in yield, the combination of a tightening Federal Reserve, a softer economy and low inflation led to a "bull flattening" of the yield curve. The year produced solid price performance on longer term securities while shorter term security prices were weak, thus allowing the Fund to produce positive returns to shareholders, while maintaining its sound credit quality and single state focus.

Municipal rates were lower and more dramatic this year when compared to the taxable market. A lack of supply and strong demand from institutions pushed the prices of municipal securities more than other fixed income securities. The ten year AAA General Obligation bonds fell in yield from 3.82% to 3.46%, while maintaining an attractive relationship to Treasuries, especially for investors in the highest tax brackets.

It is our view that global concerns will continue. As of late, economic growth and the labor markets are showing some signs of improvement. We anticipate that the Federal Reserve will aim for a 3% to 4% Federal Funds target, as current monetary policy remains accommodative. This environment will cause rates to rise gradually, barring any reports exhibiting stronger than average growth in the economy or labor markets. In this economic environment the Fund will continue its defensive posture with a shorter average duration and maturity, while looking for opportunities to improve yield without increasing interest rate or credit risk.


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8

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Georgia Municipal Bond Fund (CONTINUED)

SYNOVUS INVESTMENT ADVISORS, INC.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SYNOVUS GEORGIA MUNICIPAL BOND FUND, INSTITUTIONAL CLASS AND CLASS A, VERSUS THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX(2)

                          ANNUALIZED  ANNUALIZED  ANNUALIZED
                ONE YEAR    3 YEAR      5 YEAR     10 YEAR
                 RETURN   RETURN(1)   RETURN(1)   RETURN(1)
------------------------------------------------------------
Institutional    3.82%      4.40%       5.73%       5.00%
------------------------------------------------------------
Class A          3.56%      4.06%       5.41%       4.71%
------------------------------------------------------------
Class A,
With Load       (1.08)%     2.48%       4.44%       4.23%
------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

                  Synovus       Synovus
                  Georgia       Georgia     Lehman 7
                 Municipal     Municipal      Year
                Bond Fund,     Bond Fund,   Municipal
               Institutional    Class A      Bond(2)
               -------------    -------     ---------
 10/94           $10,000        $ 9,550     $10,000
 10/95            10,936         10,417      11,237
 10/96            11,313         10,737      11,761
 10/97            11,914         11,273      12,638
 10/98            12,554         11,866      13,572
 10/99            12,333         11,626      13,573
 10/00            13,098         12,307      14,502
 10/01            14,322         13,430      15,933
 10/02            15,055         14,051      16,929
 10/03            15,698         14,612      17,901
 10/04            16,298         15,132      18,731

      Performance is historical, reflects the reinvestment of all distributions and is not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) For periods prior to October 2001, when the Fund began operating, the performance quoted reflects performance of the adviser's similarly managed common/collective investment funds adjusted to reflect fees and expenses of the Fund's Institutional Shares. The common/collective investment funds were not registered mutual funds and therefore, were not subject to certain investment and tax restrictions which may have adversely affected performance. Class A, B and C Shares' performance for the period prior to October 2001 reflects the performance of the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the higher internal operating expenses of Class A, B, and C Shares. If it had performance would have been lower than that shown.

(2) The Lehman 7 Year Municipal Bond Index is an unmanaged broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984. The Index reflects the reinvestment of income, dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance. A direct investment in the Index is not possible.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
OCTOBER 31, 2004

--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)+:

  Financials                      19.2%
  Consumer Discretionary          12.7%
  Information Technology          12.4%
  Health Care                     11.7%
  Industrials                     10.8%
  Communications                   9.2%
  Consumer Stables                 9.0%
  Energy                           7.3%
  Cash Equivalents                 3.4%
  Basic Materials                  2.7%
  Utilities                        1.6%

+ Percentages are based on total investments.

-------------------------------------------------------------------------------
LARGE CAP CORE                                                         Value
EQUITY FUND                                                Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK (98.3%)
AEROSPACE & Defense (1.8%)
   United Technologies                                     45,450   $     4,219
                                                                    -----------
AIR CONDITIONING AND HEATING (0.4%)
   American Standard*                                      25,000           914
                                                                    -----------
AIR TRANSPORTATION (3.4%)
   FedEx                                                   65,000         5,923
   Southwest Airlines                                     122,000         1,924
                                                                    -----------
                                                                          7,847
                                                                    -----------
APPAREL/TEXTILES (0.5%)
   Liz Claiborne                                           31,000         1,267
                                                                    -----------
AUTOMOTIVE (2.3%)
   General Motors                                         115,000         4,433
   Paccar                                                  13,000           901
                                                                    -----------
                                                                          5,334
                                                                    -----------
BANKS (6.7%)
   Bank of America                                        108,172         4,845
   Mellon Financial                                       105,000         3,034
   National City                                           38,000         1,481
   SouthTrust                                              60,950         2,656
   Wachovia                                                73,000         3,592
                                                                    -----------
                                                                         15,608
                                                                    -----------
BROADCASTING, NEWSPAPERS & Advertising (2.3%)
   Comcast*                                                34,000         1,003
   IAC/InterActiveCorp*                                    54,000         1,168
   Viacom                                                  90,000         3,284
                                                                    -----------
                                                                          5,455
                                                                    -----------
CHEMICALS (0.8%)
   EI du Pont de Nemours                                   42,600         1,826
                                                                    -----------

                                                                       Value
                                                           Shares      (000)
-------------------------------------------------------------------------------
COMPUTERS & Services (9.9%)
   Adobe Systems                                           38,000   $     2,129
   Cisco Systems*                                         228,200         4,384
   Dell*                                                  156,400         5,483
   EMC Corp/Massachusetts*                                150,000         1,930
   International Business Machines                         25,000         2,244
   Microsoft                                              209,700         5,870
   Oracle*                                                 94,000         1,190
                                                                    -----------
                                                                         23,230
                                                                    -----------
COSMETICS & TOILETRIES (2.1%)
   Colgate-Palmolive                                      108,800         4,855
                                                                    -----------
DATA PROCESSING (1.6%)
   Automatic Data Processing                               83,500         3,623
                                                                    -----------
ELECTRICAL SERVICES (1.2%)
   Dominion Resources                                      45,000         2,894
                                                                    -----------
ELECTRONICS MANUFACTURING (1.9%)
   Emerson Electric                                        70,000         4,484
                                                                    -----------
FINANCIAL SERVICES (8.7%)
   Citigroup                                              130,800         5,804
   Fannie Mae                                              83,100         5,829
   Goldman Sachs Group                                     57,000         5,608
   MBNA                                                   124,000         3,178
                                                                    -----------
                                                                         20,419
                                                                    -----------
FOOD, BEVERAGE & TOBACCO (4.2%)
   Anheuser-Busch                                          55,400         2,767
   Coca-Cola                                               69,000         2,806
   General Mills                                           50,000         2,212
   PepsiCo                                                 40,900         2,028
                                                                    -----------
                                                                          9,813
                                                                    -----------
GAS/NATURAL GAS (0.7%)
   Kinder Morgan                                           13,000           837
   Oneok                                                   30,500           818
                                                                    -----------
                                                                          1,655
                                                                    -----------
HEALTH CARE (6.7%)
   Baxter International                                    80,100         2,464
   Biomet                                                  71,000         3,314
   Johnson & Johnson                                       86,300         5,038
   WellPoint Health Networks*                              50,000         4,883
                                                                    -----------
                                                                         15,699
                                                                    -----------
INSURANCE (4.2%)
   Allstate                                               103,000         4,953
   American International Group                            78,100         4,742
                                                                    -----------
                                                                          9,695
                                                                    -----------
MACHINERY (0.5%)
   Fortune Brands                                          16,000         1,165
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Statement of Net Assets
OCTOBER 31, 2004

LARGE CAP CORE                                                         Value
EQUITY FUND (CONTINUED)                                    Shares      (000)
-------------------------------------------------------------------------------
MANUFACTURING (3.1%)
   General Electric                                       211,049   $     7,201
                                                                    -----------
PETROLEUM & FUEL PRODUCTS (7.1%)
   ConocoPhillips                                          57,854         4,878
   Devon Energy                                            11,000           814
   Exxon Mobil                                            116,484         5,733
   Marathon Oil                                            33,000         1,258
   Schlumberger                                            62,450         3,930
                                                                    -----------
                                                                         16,613
                                                                    -----------
PHARMACEUTICALS (5.5%)
   Amgen*                                                  80,000         4,544
   Bristol-Myers Squibb                                    80,000         1,874
   Mylan Laboratories                                      93,000         1,602
   Pfizer                                                 163,400         4,730
                                                                    -----------
                                                                         12,750
                                                                    -----------
PRECIOUS METALS (1.9%)
   Newmont Mining                                          95,000         4,514
                                                                    -----------
PRINTING & PUBLISHING (0.5%)
   Gannett                                                 13,000         1,078
                                                                    -----------
RAILROADS (0.5%)
   Union Pacific                                           19,000         1,196
                                                                    -----------
RETAIL (9.3%)
   Bed Bath & Beyond*                                      95,000         3,875
   Best Buy                                                85,000         5,034
   Home Depot                                             113,200         4,650
   Wal-Mart Stores                                         92,900         5,009
   Walgreen                                                85,000         3,051
                                                                    -----------
                                                                         21,619
                                                                    -----------
SEMI-CONDUCTORS/INSTRUMENTS (3.7%)
   Analog Devices                                          52,000         2,094
   Intel                                                  218,000         4,853
   Jabil Circuit*                                          72,000         1,750
                                                                    -----------
                                                                          8,697
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS (4.7%)
   Alltel                                                  67,000         3,680
   AT&T                                                    34,000           582
   Nextel Communications*                                  23,000           609
   Nokia ADR*                                             149,000         2,298
   Verizon Communications                                  96,962         3,791
                                                                    -----------
                                                                         10,960
                                                                    -----------
WHOLESALE (2.1%)
   AmerisourceBergen                                       70,000         3,853
   Sysco                                                   33,000         1,065
                                                                    -----------
                                                                          4,918
                                                                    -----------
TOTAL COMMON STOCK
   (Cost $215,611)                                                      229,548
                                                                    -----------

                                                        Shares/
                                                      Face Amount      Value
                                                         (000)         (000)
-------------------------------------------------------------------------------
MONEY MARKET FUND (0.0%)
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A                           85,548   $        86
                                                                    -----------
   TOTAL MONEY MARKET FUND
     (Cost $86)                                                              86
                                                                    -----------

REPURCHASE AGREEMENT (3.5%)
   Merrill Lynch
     1.540%, dated 10/29/04,
     to be repurchased on
     11/01/04, repurchase price
     $8,133,339 (collateralized
     by FNMA/GNMA
     Obligations, ranging in par
     value $355,652-$50,000,000,
     5.500%-8.000%, 01/01/09-
     01/15/33, with a total
     market value $8,314,326)                         $     8,132         8,132
                                                                    -----------
   TOTAL REPURCHASE AGREEMENT
     (Cost $8,132)                                                        8,132
                                                                    -----------
   TOTAL INVESTMENTS (101.8%)
     (Cost $223,829)                                                    237,766
                                                                    -----------

OTHER ASSETS AND LIABILITIES (-1.8%)
   Payable for Investment Securities
     Purchased                                                      $    (4,633)
   Income Distribution Payable                                             (105)
   Payable for Capital Shares Redeemed                                      (31)
   Investment Advisory Fees Payable                                        (117)
   Administration Fees Payable                                              (26)
   Distribution Fees Payable                                                 (6)
   Trustees' Fees Payable                                                    (2)
   Other Assets and Liabilities, Net                                        792
                                                                    -----------
TOTAL OTHER ASSETS AND LIABILITIES                                       (4,128)
                                                                    -----------
NET ASSETS (100.0%)                                                 $   233,638
                                                                    ===========

NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)                                 $   229,907
   Distributions in excess of net
     investment income                                                       (9)
   Accumulated net realized loss
     on investments                                                     (10,197)
   Net unrealized appreciation
     on investments                                                      13,937
                                                                    -----------
NET ASSETS                                                          $   233,638
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
OCTOBER 31, 2004

LARGE CAP CORE                                                         Value
EQUITY FUND (CONCLUDED)                                                (000)
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($219,385,548 / 22,699,023 shares)                               $      9.66
                                                                    ===========
Net Asset Value and Redemption Price
   Per Share -- Class A Shares
   ($8,901,147 / 924,057 shares)                                    $      9.63
                                                                    ===========
Maximum Offering Price Per Share --
   Class A Shares ($9.63 / 94.25%) (A)                              $     10.22
                                                                    ===========
Net Asset Value and Redemption
   Price Per Share -- Class B Shares
   ($1,587,825 / 166,356 shares) (B)                                $      9.54
                                                                    ===========
Net Asset Value Per Share --
   Class C Shares
   ($3,763,444 / 394,237 shares) (B)                                $      9.55
                                                                    ===========
Maximum Offering Price Per Share --
   Class C Shares ($9.55 / 99.00%) (A)                              $      9.65
                                                                    ===========

*     NON-INCOME PRODUCING SECURITY.

(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.

(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Statement of Net Assets
OCTOBER 31, 2004

--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED AS BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)+:

   Cash Equivalents              17.1%
   Energy                        14.6%
   Health Care                   12.4%
   Financials                    12.2%
   Consumer Staples              11.5%
   Basic Materials                9.4%
   Industrials                    8.3%
   Communications                 5.4%
   Consumer Discretionary         4.9%
   Utilities                      3.5%
   Information Technology         0.7%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                                       Value
MID CAP VALUE FUND                                         Shares      (000)
-------------------------------------------------------------------------------
COMMON STOCK (75.4%)
AGRICULTURE (4.7%)
   Bunge                                                   81,300   $     3,880
                                                                    -----------
APPAREL/TEXTILES (1.6%)
   Kellwood                                                10,000           314
   Liz Claiborne                                           26,000         1,063
                                                                    -----------
                                                                          1,377
                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.8%)
   IAC/InterActiveCorp*                                    86,300         1,866
   Liberty Media, Cl A*                                    51,200           457
                                                                    -----------
                                                                          2,323
                                                                    -----------
BUILDING & CONSTRUCTION (0.1%)
   Fleetwood Enterprises*                                  10,800           136
                                                                    -----------
CABLE TELEVISION (2.7%)
   Liberty Media International,
     Cl A*                                                  2,560            92
   Shaw Communications,
     Cl B                                                 120,000         2,118
                                                                    -----------
                                                                          2,210
                                                                    -----------
CHEMICALS (4.3%)
   Agrium                                                 213,300         3,539
                                                                    -----------
CONSUMER NON-DURABLES (4.0%)
   International Flavors &
     Fragrances                                            84,800         3,311
                                                                    -----------
ELECTRIC UTILITIES (3.6%)
   Constellation Energy Group                              37,500         1,523
   SCANA                                                   39,000         1,447
                                                                    -----------
                                                                          2,970
                                                                    -----------
ENTERTAINMENT (0.6%)
   Metro-Goldwyn-Mayer                                     45,000           532
                                                                    -----------

                                                                       Value
                                                           Shares      (000)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (0.7%)
   eFunds*                                                 30,000   $       591
                                                                    -----------
FOOD, BEVERAGE & TOBACCO (1.9%)
   ConAgra Foods                                           59,900         1,581
                                                                    -----------
HEALTH CARE (12.5%)
   Aetna                                                   18,900         1,795
   Endo Pharmaceuticals
     Holdings*                                             65,500         1,428
   Gentiva Health Services*                                38,000           645
   Hospira*                                                42,000         1,340
   Laboratory Corp Of America
     Holdings*                                             13,300           609
   Medco Health Solutions*                                 42,900         1,455
   Medimmune*                                              37,100         1,054
   Quest Diagnostics                                        6,500           569
   WellChoice*                                             35,000         1,462
                                                                    -----------
                                                                         10,357
                                                                    -----------
INSURANCE (8.7%)
   Arch Capital Group*                                     79,200         2,976
   Axis Capital Holdings                                   27,500           689
   Everest Re Group                                        10,700           849
   Montpelier Re Holdings                                  22,000           820
   UnumProvident                                            8,000           109
   Willis Group Holdings                                   48,800         1,755
                                                                    -----------
                                                                          7,198
                                                                    -----------

OIL & GAS SERVICES (3.7%)
   Input/Output*                                          127,100           888
   Newpark Resources*                                     396,800         2,155
                                                                    -----------
                                                                          3,043
                                                                    -----------
PETROLEUM & FUEL PRODUCTS (11.1%)
   Delta Petroleum*                                       131,600         1,886
   EnCana                                                  86,848         4,290
   Premcor*                                                72,200         2,819
   Transocean*                                              6,300           222
                                                                    -----------
                                                                          9,217
                                                                    -----------
PROFESSIONAL SERVICES (1.8%)
   Gartner, Cl A*                                          74,900           891
   Gartner, Cl B*                                          38,200           444
   Iron Mountain*                                           6,000           198
                                                                    -----------
                                                                          1,533
                                                                    -----------
RAILROADS (0.6%)
   Florida East Coast Industries                           13,000           492
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
   Archstone-Smith Trust                                   25,000           839
                                                                    -----------
RETAIL (5.6%)
   Albertson's                                            116,300         2,653
   Blockbuster, Cl A                                      154,900         1,053
   Borders Group                                           15,000           342
   Charming Shoppes*                                       30,000           229
   Triarc, Cl A                                            35,200           400
                                                                    -----------
                                                                          4,677
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
OCTOBER 31, 2004

                                                        Shares/
MID CAP VALUE FUND                                    Face Amount      Value
(CONCLUDED)                                              (000)         (000)
-------------------------------------------------------------------------------
TRANSPORTATION SERVICES (3.4%)
   Laidlaw International*                                  54,000   $       900
   Sirva*                                                  78,850         1,893
                                                                    -----------
                                                                          2,793
                                                                    -----------
TOTAL COMMON STOCK
   (Cost $49,848)                                                        62,599
                                                                    -----------

FOREIGN COMMON STOCK (8.3%)
BUILDING & CONSTRUCTION SUPPLIES (0.8%)
   Chicago Bridge & Iron --
     New York Shares                                       20,000           619
                                                                    -----------
CHEMICALS (1.2%)
   Nova Chemicals                                          26,200         1,019
                                                                    -----------
REAL ESTATE (2.7%)
   MI Developments, Cl A                                   86,200         2,204
                                                                    -----------
TRANSPORTATION SERVICES (3.6%)
   Royal Nedlloyd*                                         45,000         1,954
   Stolt-Nielsen*                                          51,100         1,068
                                                                    -----------
                                                                          3,022
                                                                    -----------
TOTAL FOREIGN COMMON STOCK
   (Cost $5,277)                                                          6,864
                                                                    -----------

MONEY MARKET FUNDS (2.0%)
   SEI Daily Income Trust,
     Government Fund, Cl A                              1,190,985         1,191
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A                                                 435,464           435
                                                                    -----------
TOTAL MONEY MARKET FUNDS
   (Cost $1,626)                                                          1,626
                                                                    -----------

REPURCHASE AGREEMENT (15.3%)
   Merrill Lynch
     1.540%, dated 10/29/04,
     to be repurchased on 11/01/04,
     repurchase price $12,720,332
     (collateralized by FNMA/FHLMC
     obligations, par value
     $268,747-$33,630,508,
     4.250%-8.000%, 10/15/16-
     03/15/34, with a total
     market value $13,004,329)                        $    12,719        12,719
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $12,719)                                                        12,719
                                                                    -----------
TOTAL INVESTMENTS (101.0%)
   (Cost $69,470)                                                        83,808
                                                                    -----------

                                                                       Value
                                                                       (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.0%)
   Payable for Investment Securities
     Purchased                                                      $    (1,159)
   Payable for Capital Shares Redeemed                                     (133)
   Investment Advisory Fees Payable                                         (46)
   Administration Fees Payable                                              (12)
   Distribution Fees Payable                                                (10)
   Trustees' Fees Payable                                                    (1)
   Other Assets and Liabilities, Net                                        521
                                                                    -----------
TOTAL OTHER ASSETS AND LIABILITIES                                         (840)
                                                                    -----------
NET ASSETS (100.0%)                                                 $    82,968
                                                                    ===========

NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)                                 $    64,464
   Undistributed net investment income                                      426
   Accumulated net realized gain
     on investments                                                       3,740
   Net unrealized appreciation
     on investments                                                      14,338
                                                                    -----------
NET ASSETS                                                          $    82,968
                                                                    ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($65,864,341 / 4,699,185 shares)                                      $14.02
                                                                         ======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($6,121,214 / 438,500 shares)                                         $13.96
                                                                         ======

Maximum Offering Price Per Share --
   Class A Shares ($13.96 / 94.25%) (A)                                  $14.81
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares
   ($4,653,362 / 338,472 shares) (B)                                     $13.75
                                                                         ======

Net Asset Value Per Share --
   Class C Shares
   ($6,329,433 / 459,837 shares) (B)                                     $13.76
                                                                         ======

Maximum Offering Price Per Share --
   Class C Shares ($13.76 / 99.00%) (A)                                  $13.90
                                                                         ======

*     NON-INCOME PRODUCING SECURITY.

(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.

(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Statement of Net Assets
OCTOBER 31, 2004

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)+:

 Corporate Obligations                    43.2%
 U.S. Government Agency Obligations       38.8%
 U.S. Treasury Obligations                13.4%
 Cash Equivalent                           4.6%

+ Percentages are based on total investments.

                                                         Face
INTERMEDIATE-TERM                                       Amount         Value
BOND FUND                                                (000)         (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (42.9%)
AUTOMOTIVE (2.7%)
   DaimlerChrysler
        4.050%, 06/04/08                              $     5,000   $     5,034
                                                                    -----------
BANKS (1.6%)
   Bank of America
        3.375%, 02/17/09                                    3,000         2,968
                                                                    -----------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.8%)
   Comcast
        5.850%, 01/15/10                                    3,000         3,227
   Motorola
        7.625%, 11/15/10                                    5,000         5,862
                                                                    -----------
                                                                          9,089
                                                                    -----------
CHEMICALS (1.7%)
   Dow Chemical
        5.750%, 12/15/08                                    3,000         3,220
                                                                    -----------
COMPUTERS - HARDWARE (1.6%)
   Hewlett-Packard
        3.625%, 03/15/08                                    3,000         3,021
                                                                    -----------
ENTERTAINMENT (1.1%)
   Walt Disney, MTN
        5.500%, 12/29/06                                    2,000         2,091
                                                                    -----------
FINANCIAL SERVICES (11.8%)
   CIT Group, MTN
        4.750%, 12/15/10                                    3,000         3,063
   Fannie Mae
        3.300%, 06/02/09                                    5,000         4,938
   General Electric Capital,
     Ser A, MTN
        4.250%, 01/15/08                                    5,000         5,141
   Household Finance
        4.125%, 12/15/08                                    3,000         3,045
   John Deere Capital
        4.500%, 08/22/07                                    3,000         3,102
   Lehman Brothers Holdings
        4.000%, 01/22/08                                    3,000         3,055
                                                                    -----------
                                                                         22,344
                                                                    -----------
FOOD, BEVERAGE & TOBACCO (1.8%)
   Coca-Cola Enterprises
        6.125%, 08/15/11                                    3,000         3,322
                                                                    -----------
INSURANCE (2.3%)
   Lion Connecticut Holding
        7.125%, 08/15/06                                    4,000         4,263
                                                                    -----------

                                                         Face
                                                        Amount         Value
                                                         (000)         (000)
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (2.8%)
   Baxter International
        5.250%, 05/01/07                              $     5,000   $     5,231
                                                                    -----------
METALS (2.3%)
   Alcoa
        4.250%, 08/15/07                                    4,210         4,329
                                                                    -----------
PETROLEUM REFINING (2.8%)
   Marathon Oil
        5.375%, 06/01/07                                    5,000         5,259
                                                                    -----------
PHARMACEUTICALS (1.6%)
   Abbott Laboratories
        3.500%, 02/17/09                                    3,000         2,988
                                                                    -----------
SPECIALTY MACHINERY (2.3%)
   Honeywell
        7.000%, 03/15/07                                    4,080         4,432
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS (1.7%)
   SBC Communications
        6.125%, 02/15/08                                    3,000         3,233
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
   (Cost $78,651)                                                        80,824
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (38.5%)
FHLMC (20.5%)
        5.750%, 03/15/09                                   10,000        10,913
        5.125%, 10/15/08                                    7,000         7,460
        4.250%, 07/15/09                                   10,000        10,288
        3.625%, 09/15/08                                   10,000        10,108
                                                                    -----------
                                                                         38,769
                                                                    -----------
FNMA (17.4%)
        7.000%, 05/01/11                                       90            95
        5.250%, 01/15/09                                    7,000         7,482
        4.250%, 07/15/07                                   10,000        10,323
        3.250%, 08/15/08                                   10,000         9,974
        2.875%, 05/19/08                                    5,000         4,915
                                                                    -----------
                                                                         32,789
                                                                    -----------
FNMA, MTN (0.6%)
        6.875%, 09/10/12                                    1,000         1,089
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $72,128)                                                        72,647
                                                                    -----------

U.S. TREASURY OBLIGATIONS (13.3%)
   U.S. Treasury Notes
        3.875%, 02/15/13                                   10,000        10,003
        3.500%, 08/15/09                                    5,000         5,052
        3.375%, 12/15/08                                   10,000        10,100
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $25,111)                                                        25,155
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
OCTOBER 31, 2004

                                                         Face
INTERMEDIATE-TERM                                       Amount         Value
BOND FUND (CONCLUDED)                                    (000)         (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.5%)
   Merrill Lynch
     1.540%, dated 10/29/04,
     to be repurchased on
     11/01/04, repurchase price
     $8,508,843 (collateralized
     by FNMA/FHLMC/GNMA obligations,
     ranging in par value
     $22,959-$39,181,000,
     3.250%-6.000%, 01/15/18-
     09/25/33, with a total market
     value $8,698,854)                                $     8,508   $     8,508
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $8,508)                                                          8,508
                                                                    -----------
TOTAL INVESTMENTS (99.2%)
   (Cost $184,398)                                                      187,134
                                                                    -----------

OTHER ASSETS AND LIABILITIES (0.8%)
   Income Distribution Payable                                      $      (439)
   Payable for Capital Shares Redeemed                                      (95)
   Investment Advisory Fees Payable                                         (72)
   Administration Fees Payable                                              (21)
   Distribution Fees Payable                                                 (2)
   Trustees' Fees Payable                                                    (3)
   Other Assets and Liabilities, Net                                      2,153
                                                                    -----------
TOTAL OTHER ASSETS AND LIABILITIES                                        1,521
                                                                    -----------
NET ASSETS (100.0%)                                                 $   188,655
                                                                    ===========

NET ASSETS:
   Paid-in-Capital (unlimited
     authorization -- no par value)                                 $   182,930
   Undistributed net investment income                                        5
   Accumulated net realized gain
     on investments                                                       2,984
   Net unrealized appreciation
     on investments                                                       2,736
                                                                    -----------
NET ASSETS                                                          $   188,655
                                                                    ===========

                                                                       Value
                                                                       (000)
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($182,912,287 / 17,922,349 shares)                                    $10.21
                                                                         ======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($4,690,324 / 459,024 shares)                                         $10.22
                                                                         ======

Maximum Offering Price Per Share --
   Class A Shares ($10.22 / 95.50%) (A)                                  $10.70
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares
   ($1,052,888 / 103,112 shares) (B)                                     $10.21
                                                                         ======

(A)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.

(B) CLASS B SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION MTN -- MEDIUM TERM NOTE SER -- SERIES

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Statement of Net Assets
OCTOBER 31, 2004

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS BAR GRAPH IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS (UNAUDITED)+:

  Revenue Bonds                       72.9%
  General Obligations                 24.3%
  Cash Equivalent                      2.6%
  Certificate of Participation         0.2%

+ Percentages are based on total investments.

                                                         Face
GEORGIA MUNICIPAL                                       Amount         Value
BOND FUND                                                (000)         (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (96.4%)
   Alpharetta, GO
        5.000%, 05/01/08                              $       250   $       271
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB,
     MBIA
        5.500%, 07/01/14                                      200           215
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser B, RB,
     MBIA
        5.100%, 07/01/14                                      500           546
        5.100%, 07/01/15                                      750           820
   Atlanta, Water & Sewer
     Authority, RB, ETM
        6.000%, 01/01/11                                      250           292
   Augusta, Water & Sewer
     Revenue, RB, FSA
        5.250%, 10/01/13                                      250           282
   Austell, Gas Authority, RB
        5.100%, 06/01/09                                      300           328
   Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
        4.700%, 10/01/11                                      300           324
   Bulloch County, Development
     Authority, Georgia Southern
     University Project, RB,
     AMBAC
        5.000%, 08/01/16                                      500           543
   Burke County, Development
     Authority of Pollution
     Control, Vogtle Project, RB
        4.450%, 01/01/32                                      500           530
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
        5.000%, 07/01/12                                      500           552
   Central Valdosta, Development
     Authority, RB
        2.750%, 06/01/09                                      500           501
   Cherokee County, School
     District, GO
        5.250%, 08/01/16                                    1,200         1,336
        5.000%, 08/01/07                                      500           539
        5.000%, 08/01/08                                      400           437
        5.000%, 02/01/12                                      685           764

                                                         Face
                                                        Amount         Value
                                                         (000)         (000)
-------------------------------------------------------------------------------
Cherokee County, Water &
   Sewer Authority, RB, FSA
     4.500%, 08/01/13                                 $       500   $       536
Clayton County, Hospital
   Authority, Southern Regional
   Medical Center Project, RB,
   MBIA
     5.250%, 08/01/11                                         300           344
Clayton County, Water
   Authority, RB
     5.250%, 05/01/15                                         500           567
     4.500%, 05/01/10                                         280           302
Cobb County, GO
     5.000%, 01/01/10                                         500           531
Cobb County, Hospital
   Authority, Anticipation
   Certificates, Ser B, RB
     4.300%, 04/01/10                                         275           290
Cobb County, Hospital
   Authority, Anticipation
   Certificates, Ser R, RB
     5.250%, 04/01/15                                         700           796
Cobb County, Water Authority,
   RB
     5.125%, 11/01/19                                       1,000         1,112
Cobb-Marietta, Coliseum &
   Exhibit Hall Authority, RB
     5.000%, 01/01/15                                       1,000         1,116
Cobb-Marietta, Coliseum &
   Exhibit Hall Authority, RB,
   AMBAC
     5.000%, 10/01/09                                         550           608
Cobb-Marietta, Coliseum &
   Exhibit Hall Authority, RB,
   MBIA
     5.000%, 10/01/10                                         380           430
College Park, Business &
   Industrial Development
   Authority, Civic Center
   Project, RB, AMBAC
     5.500%, 09/01/11                                         300           343
Columbus, Building Lease
   Authority, Ser A, RB
     5.250%, 01/01/17                                         705           800
     4.125%, 01/01/13                                         500           524
Columbus, Hospital Authority,
   Anticipation Certificates, RB
     5.400%, 06/01/07                                         100           101
Columbus, Water & Sewer
   Authority, RB, FSA
     5.250%, 05/01/09                                       1,000         1,108
De Kalb County, Water & Sewer
   Authority, RB
     4.625%, 10/01/09                                         300           327
     4.625%, 10/01/11                                         200           215
     4.500%, 10/01/10                                         450           486

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
OCTOBER 31, 2004

                                                         Face
GEORGIA MUNICIPAL                                       Amount         Value
BOND FUND (CONTINUED)                                    (000)         (000)
-------------------------------------------------------------------------------
Douglas County, School
   District, GO
     4.000%, 01/01/09                                 $       250   $       262
Douglasville-Douglas County,
   Water & Sewer Authority, RB,
   AMBAC
     5.450%, 06/01/07                                         325           353
Downtown Savannah Authority,
   Stormwater Capital Imports
   Project, RB
     4.600%, 08/01/11                                         600           633
Fayette County, Public Facilities
   Authority, Criminal Justice
   Center Project, RB
     5.375%, 06/01/09                                         100           111
     4.400%, 06/01/13                                         250           267
Fayette County, School District,
   GO
     4.300%, 03/01/10                                         500           532
Fayette County, Water
   Authority, RB, FSA
     4.400%, 10/01/13                                         275           293
Fayette County, Water
   Authority, Ser A, RB, FGIC
     4.900%, 10/01/07                                         250           270
Floyd County, Water Authority,
   RB, AMBAC
     4.350%, 11/01/12                                         170           180
Forsyth County, GO
     5.200%, 03/01/09                                         300           330
Forsyth County, School District,
   GO
     5.125%, 07/01/15                                         500           552
     4.250%, 07/01/10                                         375           399
     4.000%, 07/01/07                                         200           210
Fulco, Hospital Authority, Saint
   Joseph Hospital, Anticipation
   Certificates, RB, Pre-Refunded
   @ 102 (A)
     5.100%, 10/01/05                                         225           232
Fulton County, Development
   Authority, Technology
   Foundation Facilities Project,
   Ser A, RB
     4.500%, 11/01/10                                         100           108
     4.300%, 11/01/08                                         240           258
Fulton County, Development
   Authority, Technology
   Foundation Facilities Project,
   Ser B, RB, MBIA
     5.000%, 09/01/12                                         250           272
Fulton County, Water & Sewer
   Authority, RB, FGIC
     5.250%, 01/01/10                                         395           442
     5.250%, 01/01/11                                         250           278
     5.250%, 01/01/12                                         300           330
     5.250%, 01/01/13                                         100           110

                                                         Face
                                                        Amount         Value
                                                         (000)         (000)
-------------------------------------------------------------------------------
Gainesville & Hall Counties,
   Hospital Authority, Northeast
   Georgia Health System
   Project, RB, MBIA
     4.625%, 05/15/07                                 $       300   $       317
     4.600%, 05/15/06                                         220           228
Gainesville, Water & Sewer
   Authority, RB, FGIC
     5.625%, 11/15/15                                         500           566
Georgia State, Environmental
   Facilities Authority, Water &
   Waste Water Project, RB
     4.700%, 07/01/11                                         500           530
     4.500%, 07/01/08                                         500           538
     4.500%, 07/01/09                                         500           533
Georgia State, Municipal
   Electric Authority, Project
   One, Ser A, RB, MBIA
     5.125%, 01/01/11                                         500           535
Georgia State, Municipal Gas
   Authority, Buford Project, RB,
   FSA
     5.600%, 11/01/13                                         300           342
     5.500%, 11/01/11                                         200           228
     4.700%, 11/01/08                                         215           234
     4.650%, 11/01/07                                         205           220
Georgia State, Municipal Gas
   Authority, City of Toccoa
   Project, RB, AMBAC
     4.250%, 06/01/09                                         200           213
Georgia State, Private Colleges
   & Universities Authority,
   Agnes Scott College Project,
   RB, MBIA
     4.000%, 06/01/08                                         175           185
Georgia State, Private Colleges
   & Universities Authority,
   Emory University Project, Ser
   A, RB
     5.000%, 11/01/11                                         300           333
     4.700%, 11/01/11                                         500           536
Georgia State, Private Colleges
   & Universities Authority,
   Emory University Project,
   Ser A, RB
     5.500%, 11/01/09                                       1,000         1,129
Georgia State, Private Colleges
   & Universities Authority,
   Mercer University Project, Ser
   A, RB
     4.750%, 10/01/11                                         300           311
     4.450%, 10/01/07                                         300           305
Georgia State, Ser B, GO
     5.750%, 07/01/08                                       1,000         1,120
     5.000%, 07/01/14                                       1,000         1,094
     5.000%, 05/01/19                                       1,000         1,079

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Statement of Net Assets
OCTOBER 31, 2004

                                                         Face
GEORGIA MUNICIPAL                                       Amount         Value
BOND FUND (CONTINUED)                                    (000)         (000)
-------------------------------------------------------------------------------
Georgia State, Ser C, GO
     7.250%, 07/01/09                                 $       150   $       180
     6.500%, 07/01/07                                         605           675
     6.500%, 04/01/08                                         400           455
     6.250%, 08/01/13                                       1,000         1,216
     5.750%, 09/01/09                                         500           570
Georgia State, Ser D, GO
     7.400%, 08/01/07                                         500           570
     6.700%, 08/01/09                                       1,000         1,181
     6.300%, 11/01/09                                       1,000         1,168
     5.250%, 08/01/09                                         500           558
     5.250%, 10/01/15                                       1,500         1,734
Georgia State, Ser D, GO, Pre-
   Refunded @ 100 (A)
     5.750%, 10/01/10                                         700           810
Georgia State, Tollway
   Authority, Georgia 400
   Project, RB
     4.500%, 07/01/11                                         250           272
Gwinnett County, School
   District, GO
     6.400%, 02/01/09                                       1,000         1,151
     6.400%, 02/01/10                                         200           234
     5.000%, 02/01/11                                       1,000         1,110
     5.000%, 02/01/14                                         500           556
Gwinnett County, Water &
   Sewer Authority, RB
     5.000%, 08/01/15                                         500           540
Gwinnett County, Water &
   Sewer Authority, Ser B, RB
     4.750%, 08/01/16                                       1,000         1,083
     4.750%, 08/01/17                                       1,000         1,077
Henry County, School District,
   GO
     5.200%, 08/01/10                                         500           557
Henry County, Water & Sewer
   Authority, RB
     5.125%, 02/01/19                                       1,045         1,160
Houston County, School
   District, Intergovernmental
   Contract, COP
     5.750%, 03/01/09                                         100           102
Jones County, School District,
   GO
     5.000%, 01/01/08                                         305           307
Lee County, Utilities Authority,
   Water & Sewer Project, RB,
   FSA
     4.700%, 07/01/13                                         500           528
Marietta, School District, Ser A,
   GO
     4.000%, 02/01/08                                         250           263

                                                        Shares/
                                                      Face Amount      Value
                                                         (000)         (000)
-------------------------------------------------------------------------------
   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                              $       500   $       541
   Newton County, Hospital
     Authority, Newton Health
     System Project-1999, RB
        5.250%, 02/01/09                                      400           441
   Newton County, School
     District, GO, Callable
     02/01/13 @ 101
        5.000%, 02/01/15                                    1,000         1,105
   Newton County, Water & Sewer
     Authority, RB
        5.000%, 11/01/09                                      320           354
   Paulding County, Water &
     Sewer Authority, RB, AMBAC
        4.100%, 12/01/07                                      220           234
   Rome, Water & Sewer
     Authority, RB, AMBAC
        5.250%, 01/01/09                                      500           553
   Roswell, GO
        5.500%, 02/01/12                                      770           854
        5.000%, 02/01/08                                      150           163
   Roswell, GO, Pre-Refunded @
     101 (A)
        5.500%, 02/01/09                                      150           170
   Southern Georgia
     Governmental Services,
     RB, FGIC
        4.000%, 01/01/10                                    1,000         1,055
   Tift County, Hospital Authority,
     Ser A, RB
        4.000%, 12/01/12                                      500           521
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                                      250           271
                                                                    -----------
   TOTAL MUNICIPAL BONDS
   (Cost $57,416)                                                        60,133
                                                                    -----------

   MONEY MARKET FUND (2.6%)
   SEI Tax Exempt Trust,
     Institutional Tax-Free Fund,
     Cl A                                               1,619,763         1,620
                                                                    -----------
   TOTAL MONEY MARKET FUND
   (Cost $1,620)                                                          1,620
                                                                    -----------

   TOTAL INVESTMENTS (99.0%)
   (Cost $59,036)                                                        61,753
                                                                    -----------

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
OCTOBER 31, 2004

GEORGIA MUNICIPAL                                                      Value
BOND FUND (CONCLUDED)                                                  (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
   Income Distribution Payable                                      $      (157)
   Investment Advisory Fees Payable                                         (24)
   Administration Fees Payable                                               (9)
   Trustees' Fees Payable                                                    (1)
   Other Assets and Liabilities, Net                                        819
                                                                    -----------
TOTAL OTHER ASSETS AND LIABILITIES                                          628
                                                                    -----------
NET ASSETS (100.0%)                                                 $    62,381
                                                                    ===========

NET ASSETS:
   Paid-In-Capital (unlimited
     authorization -- no par value)                                 $    59,578
   Undistributed net investment income                                        2
   Accumulated net realized gain
     on investments                                                          84
   Net unrealized appreciation
     on investments                                                       2,717
                                                                    -----------
NET ASSETS                                                          $    62,381
                                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($61,689,752 / 6,072,242 shares)                                      $10.16
                                                                         ======
Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($691,612 / 68,051 shares)                                            $10.16
                                                                         ======
Maximum Offering Price Per Share --
   Class A Shares ($10.16 / 95.50%) (B)                                  $10.64
                                                                         ======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

(B)   FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
      PROSPECTUS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Statements of Operations (000)
FOR THE YEAR ENDED OCTOBER 31, 2004


                                                          LARGE CAP      MID CAP     INTERMEDIATE-TERM     GEORGIA
                                                         CORE EQUITY      VALUE            BOND           MUNICIPAL
                                                            FUND          FUND             FUND           BOND FUND
--------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income ....................................  $     3,340   $     1,287   $              --   $        --
   Interest Income ....................................          149           110               6,728         2,263
   Less: Foreign Taxes Withheld .......................           --           (24)                 --            --
--------------------------------------------------------------------------------------------------------------------
   Total Investment Income ............................        3,489         1,373               6,728         2,263
--------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...........................        1,366           527                 834           269
   Administration Fees ................................          306           145                 249           115
   Distribution Fees -- Class A Shares ................           21            13                  12             2
   Distribution Fees -- Class B Shares ................           16            42                  11            --
   Distribution Fees -- Class C Shares ................           41            55                  --            --
   Transfer Agent Fees ................................          102           100                  69            41
   Professional Fees ..................................           44            14                  33            12
   Printing Fees ......................................           23             5                  19             7
   Registration Fees ..................................           22            26                  33             5
   Custodian Fees .....................................           19            12                  15             6
   Trustees' Fees .....................................            8             3                   7             2
   Other Fees .........................................            4             2                   8            17
--------------------------------------------------------------------------------------------------------------------
   Total Expenses .....................................        1,972           944               1,290           476
     Less: Investment Advisory Fees Waived ............           --           (62)                 --            --
--------------------------------------------------------------------------------------------------------------------
   Net Expenses .......................................        1,972           882               1,290           476
--------------------------------------------------------------------------------------------------------------------
   Net Investment Income ..............................        1,517           491               5,438         1,787
--------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on:
   Net Realized Gain on Investments ...................        7,391         5,761               2,986            84
   Net Realized Loss on Foreign Currency Transactions .           --            (9)                 --            --
   Net Realized Loss on Written Covered Call Options ..       (1,667)           --                  --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Written Covered Call Options ..          394         5,558              (2,355)          469
--------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain on
     Investments and Written Covered Call Options .....        6,118        11,310                 631           553
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     Resulting from Operations ........................  $     7,635   $    11,801   $           6,069   $     2,340
====================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)
FOR THE YEARS ENDED OCTOBER 31, 2004 AND OCTOBER 31, 2003

                                                                     LARGE CAP                  MID CAP
                                                                    CORE EQUITY                  VALUE
                                                                        FUND                      FUND
---------------------------------------------------------------------------------------------------------------
                                                                 2004         2003         2004         2003
---------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ...................................   $   1,517    $   1,333    $     491    $     149
   Net Realized Gain (Loss) on Investments, Foreign Currency
     Transactions and Written Covered Call Options .........       5,724      (12,780)       5,752       (1,820)
   Net Changed in Unrealized Appreciation (Depreciation)
     on Investments and Written Covered Call Options .......         394       41,717        5,558       14,642
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations ..............       7,635       30,270       11,801       12,971
---------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
     Institutional Shares ..................................      (1,479)      (1,402)        (136)        (282)
     Class A Shares ........................................         (39)         (20)          (6)          (8)
     Class B Shares ........................................          (2)          (2)          (1)          --
     Class C Shares ........................................          (5)          (7)          (1)          --
   Realized Capital Gains:
     Institutional Shares ..................................          --           --           --           --
     Class A Shares ........................................          --           --           --           --
     Class B Shares ........................................          --           --           --           --
     Class C Shares ........................................          --           --           --           --
---------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions .......................      (1,525)      (1,431)        (144)        (290)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued ................................................      52,698       46,610       24,558       10,073
     In Lieu of Dividends and Distributions ................          82           83           41           73
     Redeemed ..............................................     (39,629)     (28,635)     (13,499)     (14,539)
---------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Institutional Share Transactions ......................      13,151       18,058       11,100       (4,393)
---------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued ................................................       2,987        4,515        2,385        1,941
     In Lieu of Dividends and Distributions ................          36           16            6            7
     Redeemed ..............................................        (893)        (487)        (449)        (400)
---------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions ..       2,130        4,044        1,942        1,548
---------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued ................................................         485          458        1,172        1,663
     In Lieu of Dividends and  Distributions ...............           2            2           --           --
     Redeemed ..............................................        (204)         (64)        (397)        (202)
---------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share
     Transactions ..........................................         283          396          775        1,461
---------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued ................................................         823        1,362        2,486        1,929
     In Lieu of Dividends and  Distributions ...............           4            6           --           --
     Redeemed ..............................................      (1,180)        (517)      (1,005)        (518)
---------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Class C Share Transactions ............................        (353)         851        1,481        1,411
---------------------------------------------------------------------------------------------------------------
Net Increase in Capital Share Transactions .................      15,211       23,349       15,298           27
---------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets ...............................      21,321       52,188       26,955       12,708
---------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year .......................................     212,317      160,129       56,013       43,305
   End of Year .............................................   $ 233,638    $ 212,317    $  82,968    $  56,013
===============================================================================================================
   Undistributed Net Investment Income
     (Distributions in Excess of Net Investment Income) ....   $      (9)   $      (1)   $     426    $      88
---------------------------------------------------------------------------------------------------------------

(1) See Note 7 in the Notes to Financial Statements. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]

Statements of Changes in Net Assets (000)
FOR THE YEARS ENDED OCTOBER 31, 2004 AND OCTOBER 31, 2003

                                                                 INTERMEDIATE-TERM              GEORGIA
                                                                        BOND                   MUNICIPAL
                                                                        FUND                   BOND FUND
---------------------------------------------------------------------------------------------------------------
                                                                 2004         2003         2004         2003
---------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ...................................   $   5,438    $   5,841    $   1,787    $   1,600
   Net Realized Gain (Loss) on Investments, Foreign Currency
     Transactions and Written Covered Call Options .........       2,986        4,341           84          752
   Net Changed in Unrealized Appreciation (Depreciation)
     on Investments and Written Covered Call Options .......      (2,355)        (939)         469         (267)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations ..............       6,069        9,243        2,340        2,085
---------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
     Institutional Shares ..................................      (5,279)      (5,754)      (1,766)      (1,583)
     Class A Shares ........................................        (133)         (71)         (19)         (17)
     Class B Shares ........................................         (22)         (21)          --           --
     Class C Shares ........................................          --           --           --           --
   Realized Capital Gains:
     Institutional Shares ..................................      (4,183)      (2,501)        (743)        (310)
     Class A Shares ........................................        (123)         (15)          (9)          (3)
     Class B Shares ........................................         (29)          (6)          --           --
     Class C Shares ........................................          --           --           --           --
---------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions .......................      (9,769)      (8,368)      (2,537)      (1,913)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued ................................................      52,896       51,667       14,391       14,631
     In Lieu of Dividends and Distributions ................         375          321            2            2
     Redeemed ..............................................     (38,357)     (36,109)      (7,453)      (9,186)
---------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Institutional Share Transactions ......................      14,914       15,879        6,940        5,447
---------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued ................................................       1,865        5,046           38          257
     In Lieu of Dividends and Distributions ................         239           77           10            3
     Redeemed ..............................................      (1,873)      (1,386)         (33)         (43)
---------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions ..         231        3,737           15          217
---------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued ................................................         122        1,173           --           --
     In Lieu of Dividends and  Distributions ...............          43           22           --           --
     Redeemed ..............................................        (329)        (280)          --           --
---------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share
     Transactions ..........................................        (164)         915           --           --
---------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued ................................................          --           --           --           --
     In Lieu of Dividends and  Distributions ...............          --           --           --           --
     Redeemed ..............................................          --           --           --           --
---------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Class C Share Transactions ............................          --           --           --           --
---------------------------------------------------------------------------------------------------------------
Net Increase in Capital Share Transactions .................      14,981       20,531        6,955        5,664
---------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets ...............................      11,281       21,406        6,758        5,836
---------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year .......................................     177,374      155,968       55,623       49,787
   End of Year .............................................   $ 188,655    $ 177,374    $  62,381    $  55,623
===============================================================================================================
   Undistributed Net Investment Income
     (Distributions in Excess of Net Investment Income) ....   $       5    $      --    $       2    $      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED OCTOBER 31

                                    Net                  Realized and
                                   Asset        Net       Unrealized                   Dividends     Distributions       Total
                                  Value,     Investment     Gains          Total        from Net     from Realized     Dividends
                                 Beginning     Income    (Losses) on        from       Investment       Capital           and
                                 of Period     (Loss)     Securities     Operations      Income          Gains       Distributions
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
Institutional
2004                             $    9.39   $     0.07   $      0.27    $     0.34    $    (0.07)   $          --   $       (0.07)
2003                                  8.11         0.07          1.28          1.35         (0.07)              --           (0.07)
2002                                  9.82         0.06         (1.71)        (1.65)        (0.06)              --           (0.06)
2001(1)                              10.00           --         (0.18)        (0.18)           --               --              --
Class A
2004                             $    9.36   $     0.05   $      0.27    $     0.32    $    (0.05)   $          --   $       (0.05)
2003                                  8.09         0.05          1.27          1.32         (0.05)              --           (0.05)
2002                                  9.82         0.04         (1.73)        (1.69)        (0.04)              --           (0.04)
2001(2)                              10.10           --         (0.28)        (0.28)           --               --              --
Class B
2004                             $    9.32   $    (0.02)  $      0.25    $     0.23    $    (0.01)   $          --   $       (0.01)
2003                                  8.07        (0.01)         1.28          1.27         (0.02)              --           (0.02)
2002                                  9.83           --         (1.74)        (1.74)        (0.02)              --           (0.02)
2001(3)                              10.16           --         (0.33)        (0.33)           --               --              --
Class C
2004                             $    9.32   $    (0.04)  $      0.28    $     0.24    $    (0.01)   $          --   $       (0.01)
2003                                  8.07        (0.01)         1.28          1.27         (0.02)              --           (0.02)
2002                                  9.82           --         (1.73)        (1.73)        (0.02)              --           (0.02)
2001(4)                               9.97           --         (0.15)        (0.15)           --               --              --
----------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
Institutional
2004++                           $   11.82   $     0.11   $      2.12    $     2.23    $    (0.03)   $          --   $       (0.03)
2003++                                8.96         0.04          2.89          2.93         (0.07)              --           (0.07)
2002                                  9.87         0.08         (0.98)        (0.90)           --            (0.01)          (0.01)
2001(1)                              10.00           --         (0.13)        (0.13)           --               --              --
Class A
2004++                           $   11.79   $     0.08   $      2.11    $     2.19    $    (0.02)   $          --   $       (0.02)
2003++                                8.94         0.02          2.88          2.90         (0.05)              --           (0.05)
2002                                  9.88         0.07         (1.00)        (0.93)           --            (0.01)          (0.01)
2001(4)                               9.91           --         (0.03)        (0.03)           --               --              --
Class B
2004++                           $   11.68   $    (0.03)  $      2.10    $     2.07    $       --*   $          --   $          --
2003++                                8.88        (0.06)         2.86          2.80            --               --              --
2002                                  9.88         0.01         (1.00)        (0.99)           --            (0.01)          (0.01)
2001(4)                               9.91           --         (0.03)        (0.03)           --               --              --
Class C
2004++                           $   11.69   $    (0.02)  $      2.09    $     2.07    $       --*   $          --   $          --
2003++                                8.88        (0.06)         2.87          2.81            --               --              --
2002                                  9.87         0.02         (1.00)        (0.98)           --            (0.01)          (0.01)
2001(4)                               9.91           --         (0.04)        (0.04)           --               --              --

                                                                                       Ratio           Ratio
                                    Net                       Net                      of Net       of Expenses
                                   Asset                    Assets,       Ratio      Investment     to Average
                                  Value,                      End      of Expenses  Income (Loss)   Net Assets      Portfolio
                                    End       Total        of Period   to Average    to Average     (Excluding      Turnover
                                 of Period   Return+         (000)     Net Assets    Net Assets      Waivers)         Rate
-----------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
2004                             $    9.66      3.59%      $ 219,386          0.83%          0.70%         0.83%        25.96%
2003                                  9.39     16.76         200,446          0.86           0.78          0.86         23.83
2002                                  8.11    (16.89)        154,860          0.88           0.69          0.88         23.81
2001(1)                               9.82     (1.80)        149,304          1.00          (0.08)         1.39          3.02
Class A
2004                             $    9.63      3.37%      $   8,901          1.08%          0.45%         1.08%        25.96%
2003                                  9.36     16.43           6,567          1.11           0.49          1.11         23.83
2002                                  8.09    (17.22)          1,855          1.08           0.54          1.08         23.81
2001(2)                               9.82     (2.77)             40          1.25          (0.45)         1.66          3.02
Class B
2004                             $    9.54      2.49%      $   1,588          1.83%         (0.30)%        1.83%        25.96%
2003                                  9.32     15.75           1,276          1.86          (0.24)         1.86         23.83
2002                                  8.07    (17.75)            735          1.84          (0.21)         1.84         23.81
2001(3)                               9.83     (3.25)             15          2.00          (0.96)         2.49          3.02
Class C
2004                             $    9.55      2.59%      $   3,763          1.83%         (0.30)%        1.83%        25.96%
2003                                  9.32     15.74           4,028          1.86          (0.23)         1.86         23.83
2002                                  8.07    (17.65)          2,679          1.82          (0.19)         1.82         23.81
2001(4)                               9.82     (1.50)             16          2.00          (0.83)         2.40          3.02
-----------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
2004++                           $   14.02     18.94%      $  65,864          1.10%          0.81%         1.19%        30.83%
2003++                               11.82     32.85          45,420          1.10           0.21          1.35         44.99
2002                                  8.96     (9.12)         38,909          1.10           1.00          1.57         36.34
2001(1)                               9.87     (1.30)         19,242          1.10          (0.22)         3.10          5.14
Class A
2004++                           $   13.96     18.58%      $   6,121          1.35%          0.56%         1.44%        30.83%
2003++                               11.79     32.57           3,356          1.35          (0.03)         1.60         44.99
2002                                  8.94     (9.42)          1,232          1.35           1.05          1.69         36.34
2001(4)                               9.88     (0.30)             51          1.35          (0.22)         3.37          5.14
Class B
2004++                           $   13.75     17.74%      $   4,653          2.10%         (0.19)%        2.19%        30.83%
2003++                               11.68     31.53           3,224          2.10          (0.80)         2.35         44.99
2002                                  8.88    (10.04)          1,254          2.10           0.12          2.48         36.34
2001(4)                               9.88     (0.30)             97          2.10          (0.72)         4.23          5.14
Class C
2004++                           $   13.76     17.72%      $   6,330          2.10%         (0.19)%        2.19%        30.83%
2003++                               11.69     31.64           4,013          2.10          (0.81)         2.35         44.99
2002                                  8.88     (9.95)          1,910          2.10           0.27          2.46         36.34
2001(4)                               9.87     (0.40)             19          2.10          (0.94)         4.02          5.14

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]

                                Net                   Realized
                               Asset                 Unrealized                    Dividends      Distributions        Total
                              Value,        Net         Gains         Total         from Net      from Realized      Dividends
                             Beginning   Investment      on            from        Investment        Capital            and
                             of Period     Income    Securities     Operations       Income           Gains        Distributions
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
Institutional
2004                         $   10.41   $     0.30   $      0.05   $      0.35   $      (0.30)   $       (0.25)   $       (0.55)
2003                             10.35         0.37          0.23          0.60          (0.37)           (0.17)           (0.54)
2002                             10.13         0.43          0.23          0.66          (0.43)           (0.01)           (0.44)
2001(1)                          10.00         0.02          0.13          0.15          (0.02)              --            (0.02)
Class A
2004                         $   10.43   $     0.28   $      0.04   $      0.32   $      (0.28)   $       (0.25)   $       (0.53)
2003                             10.36         0.34          0.24          0.58          (0.34)           (0.17)           (0.51)
2002(5)                           9.97         0.41          0.40          0.81          (0.41)           (0.01)           (0.42)
Class B
2004                         $   10.42   $     0.20   $      0.04   $      0.24   $      (0.20)   $       (0.25)   $       (0.45)
2003                             10.36         0.26          0.23          0.49          (0.26)           (0.17)           (0.43)
2002(6)                          10.21         0.33          0.16          0.49          (0.33)           (0.01)           (0.34)
--------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
Institutional
2004                         $   10.22   $     0.30   $      0.08   $      0.38   $      (0.30)   $       (0.14)   $       (0.44)
2003                             10.18         0.32          0.10          0.42          (0.32)           (0.06)           (0.38)
2002                             10.02         0.34          0.16          0.50          (0.34)              --            (0.34)
2001(1)                          10.00         0.01          0.02          0.03          (0.01)              --            (0.01)
Class A
2004                         $   10.22   $     0.28   $      0.08   $      0.36   $      (0.28)   $       (0.14)   $       (0.42)
2003                             10.18         0.30          0.10          0.40          (0.30)           (0.06)           (0.36)
2002(7)                           9.71         0.26          0.47          0.73          (0.26)              --            (0.26)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 Ratio           Ratio
                                Net                    Net                       of Net       of Expenses
                               Asset                 Assets,        Ratio      Investment      to Average
                              Value,                   End       of Expenses     Income        Net Assets     Portfolio
                                End       Total     of Period    to Average    to Average      (Excluding     Turnover
                             of Period   Return+      (000)      Net Assets    Net Assets       Waivers)        Rate
-----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2004                         $   10.21      3.49%   $  182,912          0.68%         2.95%          0.68%        76.88%
2003                             10.41      5.89       171,560          0.69          3.55           0.69         47.26
2002                             10.35      6.75       154,782          0.73          4.39           0.73         44.70
2001(1)                          10.13      1.50       102,501          1.00          4.10           1.28          2.65
Class A
2004                         $   10.22      3.13%   $    4,690          0.93%         2.70%          0.93%        76.88%
2003                             10.43      5.71         4,569          0.94          3.11           0.93         47.26
2002(5)                          10.36      8.37           852          0.94          4.12           0.94         44.70
Class B
2004                         $   10.21      2.37%   $    1,053          1.68%         1.95%          1.68%        76.88%
2003                             10.42      4.81         1,245          1.69          2.39           1.68         47.26
2002(6)                          10.36      4.97           334          1.69          3.21           1.69         44.70
-----------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Institutional
2004                         $   10.16      3.82%   $   61,690          0.79%         2.99%          0.79%         3.89%
2003                             10.22      4.27        54,943          0.84          3.16           0.84         40.70
2002                             10.18      5.12        49,326          0.90          3.42           0.90         33.70
2001(1)                          10.02      0.35        43,301          1.00          3.11           1.47          0.00
Class A
2004                         $   10.16      3.56%   $      691          1.04%         2.74%          1.04%         3.89%
2003                             10.22      3.99           680          1.09          2.88           1.09         40.70
2002(7)                          10.18      7.65           461          1.17          3.09           1.17         33.70
-----------------------------------------------------------------------------------------------------------------------

  *   Amount represents less than $0.01 per share.
  + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.
(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.
(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.
(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.
(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
OCTOBER 31, 2004

1. ORGANIZATION:

--------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary


--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]

      pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
OCTOBER 31, 2004

      in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

      The Large Cap Core Equity Fund entered into written option transactions during the year ended October 31, 2004, and are summarized as follows:

                                       # OF       PREMIUM
                                     CONTRACTS     (000)
                                     ---------   ---------
      Balance at beginning of year       8,816   $   1,384
      Written                           10,219       3,209
      Expired                               --          --
      Exercised                           (830)       (259)
      Closing Buys                     (18,205)     (4,334)
                                     ---------   ---------
      Balance at end of year                --   $      --
                                     =========   =========

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the amount of the Investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid, if any, annually for Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:
--------------------------------------------------------------------------------
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per class or that portion of each Fund's allocable share of the Funds' fee calculated as follows: 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.


--------------------------------------------------------------------------------
28

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, amended and restated on November 12, 2002. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's average net assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's average net assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's average net assets attributable to Class B and C Shares as compensation for distribution services and up to 0.25% of each Funds' average net assets attributable to Class B and Class C Shares as compensation for shareholder services. The Institutional Class Shares do not pay distribution fees.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE
PURCHASE MADE                         CDSC
-------------                       ---------
First                                  5%
Second                                 4%
Third                                  3%
Fourth                                 3%
Fifth                                  2%
Sixth                                  1%
Seventh and Following                 None

A CDSC of 1% is imposed on certain redemptions of Class C Shares.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Synovus Investment Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001, under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest & Sloane Capital Management, LLC acts as the Investment Sub-Adviser on behalf of the Mid Cap Value Fund and is compensated by the Adviser. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waivers are expected to be limited as follows:

                                                  INTERMEDIATE-
                          LARGE CAP    MID CAP        TERM         GEORGIA
                         CORE EQUITY    VALUE         BOND        MUNICIPAL
SHARE CLASS                 FUND         FUND         FUND          FUND
------------             -----------  ----------  -------------  ----------
Institutional Shares        1.00%       1.10%          1.00%        1.00%
Class A Shares              1.25%       1.35%          1.25%        1.25%
Class B Shares              2.00%       2.10%          2.00%          --
Class C Shares              2.00%       2.10%            --           --

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2004, were as follows (000):

                                                  INTERMEDIATE-
                          LARGE CAP    MID CAP        TERM        GEORGIA
                         CORE EQUITY    VALUE         BOND       MUNICIPAL
                            FUND         FUND         FUND          FUND
                         -----------  ----------  -------------  ----------
Purchases:
  U.S. Government .....  $        --  $       --  $      93,984  $       --
  Other ...............       88,921      31,091         53,122      10,543
Sales and Maturities:
  U.S. Government .....           --          --         49,187          --
  Other ...............       55,213      18,518         80,671       2,189


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS:
--------------------------------------------------------------------------------
Share transactions for the Funds for the year ended October 31, 2004 were as follows (000):

                                                           INTERMEDIATE-
                                 LARGE CAP     MID CAP         TERM         GEORGIA
                                CORE EQUITY     VALUE          BOND        MUNICIPAL
                                   FUND          FUND          FUND           FUND
                                -----------   ----------   -------------   ----------
Institutional Class:
  Issued                              5,475        1,875           5,185        1,430
  Issued in Lieu of
    Cash Distributions                    9            3              37           --
  Redeemed                           (4,125)      (1,021)         (3,774)        (735)
                                -----------   ----------   -------------   ----------
  Net Institutional Class
    Transactions                      1,359          857           1,448          695
                                -----------   ----------   -------------   ----------
Class A:
  Issued                                312          187             181            4
  Issued in Lieu of
    Cash Distributions                    4            1              24            1
  Redeemed                              (93)         (34)           (184)          (4)
                                -----------   ----------   -------------   ----------
  Net Class A Transactions              223          154              21            1
                                -----------   ----------   -------------   ----------
Class B:
  Issued                                 51           93              12           --
  Issued in Lieu of
    Cash Distributions                   --           --               4           --
  Redeemed                              (22)         (31)            (32)          --
                                -----------   ----------   -------------   ----------
  Net Class B Transactions               29           62             (16)          --
                                -----------   ----------   -------------   ----------
Class C:
  Issued                                 86          194              --           --
  Issued in Lieu of
    Cash Distributions                   --           --              --           --
  Redeemed                             (124)         (77)             --           --
                                -----------   ----------   -------------   ----------
  Net Class C Transactions              (38)         117              --           --
                                -----------   ----------   -------------   ----------
  Net Increase in Shares
    Outstanding from
    Share Transactions                1,573        1,190           1,453          696
                                ===========   ==========   =============   ==========

Amounts designated as "--" are either $0 or have been rounded to $0.

Share transactions for the Funds for the year ended October 31, 2003 were as follows (000):

                                                           INTERMEDIATE-
                                 LARGE CAP     MID CAP         TERM         GEORGIA
                                CORE EQUITY     VALUE          BOND        MUNICIPAL
                                   FUND          FUND          FUND           FUND
                                -----------   ----------   -------------   ----------
Institutional Class:
  Issued                              5,605          964           4,946        1,431
  Issued in Lieu of Dividends
    and Distributions                    10            8              31           --
  Redeemed                           (3,377)      (1,474)         (3,452)        (898)
                                -----------   ----------   -------------   ----------
  Net Institutional Class
    Transactions                      2,238         (502)          1,525          533
                                -----------   ----------   -------------   ----------
Class A:
  Issued                                525          184             482           25
  Issued in Lieu of Dividends
    and Distributions                     2            1               7           --
  Redeemed                              (55)         (38)           (133)          (4)
                                -----------   ----------   -------------   ----------
  Net Class A Transactions              472          147             356           21
                                -----------   ----------   -------------   ----------
Class B:
  Issued                                 54          154             112           --
  Issued in Lieu of Dividends
    and Distributions                    --           --               2           --
  Redeemed                               (8)         (19)            (27)          --
                                -----------   ----------   -------------   ----------
  Net Class B Transactions               46          135              87           --
                                -----------   ----------   -------------   ----------
Class C:
  Issued                                161          180              --           --
  Issued in Lieu of Dividends
    and Distributions                     1           --              --           --
  Redeemed                              (62)         (52)             --           --
                                -----------   ----------   -------------   ----------
  Net Class C Transactions              100          128              --           --
                                -----------   ----------   -------------   ----------
  Net Increase (Decrease)
    in Shares Outstanding
    from Share Transactions           2,856          (92)          1,968          554
                                ===========   ==========   =============   ==========

Amounts designated as "--" are either $0 or have been rounded to $0.

8. FEDERAL TAX INFORMATION:
--------------------------------------------------------------------------------
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. The differences are primarily due to GNMA paydowns and foreign currency gains or losses for tax purposes.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2004 (000):

                            UNDISTRIBUTED   ACCUMULATED
                           NET INVESTMENT    REALIZED
                            INCOME/(LOSS)   GAIN/(LOSS)
                           --------------   -----------
Mid Cap Value Fund             $ (9)            $ 9
Intermediate-Term
   Bond Fund                      1              (1)


--------------------------------------------------------------------------------
30

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]

The tax character of dividends and distributions declared during the last two years were as follows (000):

                                       ORDINARY    LONG-TERM          TAX
                                        INCOME    CAPITAL GAIN   EXEMPT INCOME     TOTAL
                                       --------   ------------   -------------   ---------
Large Cap Core Equity Fund      2004   $  1,525   $         --   $          --   $   1,525
                                2003      1,431             --              --       1,431
Mid Cap Value Fund              2004        144             --              --         144
                                2003        290             --              --         290
Intermediate-Term Bond Fund     2004      6,026          3,743              --       9,769
                                2003      7,062          1,306              --       8,368
Georgia Municipal Bond Fund     2004        159            601           1,777       2,537
                                2003        131            191           1,591       1,913

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

                                                                           CAPITAL LOSS
                             UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED   CARRYFORWARDS    UNREALIZED      OTHER         TOTAL
                               TAX-EXEMPT      ORDINARY      LONG-TERM       EXPIRING      APPRECIATION   TEMPORARY    DISTRIBUTABLE
                                 INCOME         INCOME      CAPITAL GAIN     10/31/11     (DEPRECIATION)  DIFFERENCES    EARNINGS
                             -------------  -------------  -------------   -------------  --------------  -----------  -------------
Large Cap Core Equity Fund   $          --  $         130  $          --   $      (9,991) $       13,937  $      (345) $       3,731
Mid Cap Value Fund                      --            438          3,735              --          14,342          (11)        18,504
Intermediate-Term Bond Fund             --            769          2,706              --           2,736         (486)         5,725
Georgia Municipal Bond Fund            165              2             82              --           2,717         (163)         2,803

For Federal income tax purposes, capital carryforwards represent realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

For the year ended October 31, 2004, the Large Cap Core Equity Fund and the Mid Cap Value Fund utilized (000) $5,761 and $2,021, respectively, of capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at October 31, 2004 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes, primarily due to a basis adjustment related to a sale of rights and a deferred loss on straddles which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at October 31, 2004, for each Fund is as follows (000):

                                                AGGREGATE GROSS   AGGREGATE GROSS
                                                  UNREALIZED         UNREALIZED      NET UNREALIZED
                             FEDERAL TAX COST    APPRECIATION       DEPRECIATION      APPRECIATION
                             ----------------   ---------------   ----------------   --------------
Large Cap Core Equity Fund   $        223,829   $        25,052   $        (11,115)  $       13,937
Mid Cap Value Fund                     69,466            16,860             (2,518)          14,342
Intermediate-Term Bond Fund           184,398             3,083               (347)           2,736
Georgia Municipal Bond Fund            59,036             2,767                (50)           2,717


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK:
--------------------------------------------------------------------------------
The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

10. OTHER
--------------------------------------------------------------------------------
At October 31, 2004, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

                                NO. OF           %
                             SHAREHOLDERS    OWNERSHIP
                             ------------    ---------
Large Cap Core Fund
  Institutional Shares              1           94%
  Class A Shares                    3           56%
Mid Cap Value Fund
  Institutional Shares              2           88%
  Class A Shares                    2           41%
Intermediate-Term Bond Fund
  Institutional Shares              1           94%
  Class A Shares                    2           53%
Georgia Municipal Bond Fund
  Institutional Shares              1          100%
  Class A Shares                    3           82%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


--------------------------------------------------------------------------------
32

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of Synovus Funds of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of Synovus Large Cap Core Equity, Synovus Mid Cap Value, Synovus Intermediate-Term Bond and Synovus Georgia Municipal Bond Funds (the "Funds"), four of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Synovus Large Cap Core Equity, Synovus Mid Cap Value, Synovus Intermediate-Term Bond and Synovus Georgia Municipal Bond Funds of The Advisors' Inner Circle Fund as of October 31, 2004, the results of their operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-330-1111. The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                     TERM OF                                      IN THE ADVISORS'
                   POSITION(S)      OFFICE AND                                    INNER CIRCLE FUND
 NAME, ADDRESS,     HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     AGE(1)         THE TRUST     TIME SERVED(2)        DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY       Trustee       (Since 1993)   Vice Chairman of Ameritrust            43          Trustee of The Advisors' Inner
77 yrs. old                                       Texas N.A., 1989-1992, and                         Circle Fund II, The MDL Funds,
                                                  MTrust Corp., 1985-1989.                           and The Expedition Funds.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT A.            Trustee       (Since 1993)   Pennsylvania State University,         43          Member and Treasurer, Board of
PATTERSON                                         Senior Vice President,                             Trustees of Grove City
87 yrs. old                                       Treasurer (Emeritus);                              College. Trustee of The
                                                  Financial and Investment                           Advisors' Inner Circle Fund
                                                  Consultant, Professor of                           II, The MDL Funds, and The
                                                  Transportation since 1984;                         Expedition Funds
                                                  Vice President-Investments,
                                                  Treasurer, Senior Vice
                                                  President (Emeritus),
                                                  1982-1984. Director,
                                                  Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------------------------------
EUGENE B.            Trustee       (Since 1993)   Private investor from 1987 to          43          Trustee of The Advisors' Inner
PETERS                                            present. Vice President and                        Circle Fund II, The MDL Funds,
75 yrs. old                                       Chief Financial Officer,                           and The Expedition Funds.
                                                  Western Company of North
                                                  America (petroleum service
                                                  company), 1980-1986.
                                                  President of Gene Peters and
                                                  Associates (import company),
                                                  1978-1980. President and Chief
                                                  Executive Officer of Jos.
                                                  Schlitz Brewing Company before
                                                  1978.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M.             Trustee       (Since 1994)   Attorney, solo practitioner            43          Trustee of The Advisors' Inner
STOREY                                            since 1994. Partner, Dechert                       Circle Fund II, The MDL Funds,
73 yrs. old                                       (law firm), September                              The Expedition Funds, SEI
                                                  1987-December 1993.                                Asset Allocation Trust, SEI
                                                                                                     Daily Income Trust, SEI Index
                                                                                                     Funds, SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, State Street Research
                                                                                                     Funds and Massachusetts Health
                                                                                                     and Education Tax-Exempt
                                                                                                     Trust.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE J.            Trustee       (Since 1999)   Chief Executive Officer,               43          Trustee, State Street
SULLIVAN, JR.                                     Newfound Consultants, Inc.                         Navigator Securities Lending
62 yrs. old                                       since April 1997. General                          Trust, since 1995. Trustee of
                                                  Partner, Teton Partners, L.P.,                     The Advisors' Inner Circle
                                                  June 1991-December 1996; Chief                     Fund II, The MDL Funds, The
                                                  Financial Officer, Nobel                           Expedition Funds, SEI Asset
                                                  Partners, L.P., March                              Allocation Trust, SEI Daily
                                                  1991-December 1996; Treasurer                      Income Trust, SEI Index Funds,
                                                  and Clerk, Peak Asset                              SEI Institutional
                                                  Management, Inc., since 1991.                      International Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, SEI Absolute
                                                                                                     Return Master Fund, LP, SEI
                                                                                                     Opportunity Master Fund, LP,
                                                                                                     SEI Absolute Return Fund, LP
                                                                                                     and SEI Opportunity Fund, LP.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
34

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]

Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                     TERM OF                                      IN THE ADVISORS'
                   POSITION(S)      OFFICE AND                                    INNER CIRCLE FUND
 NAME, ADDRESS,     HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
     AGE(1)         THE TRUST     TIME SERVED(2)        DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.            Chairman      (Since 1991)   Currently performs various             43          Trustee of The Advisors' Inner
NESHER             of the Board                   services on behalf of SEI                          Circle Fund II, Bishop Street
58 yrs. old        of Trustees                    Investments for which Mr.                          Funds, The Expedition Funds,
                                                  Nesher is compensated.                             The MDL Funds, SEI Asset
                                                  Executive Vice President of                        Allocation Trust, SEI Daily
                                                  SEI Investments, 1986-1994.                        Income Trust, SEI Index Funds,
                                                  Director and Executive Vice                        SEI Institutional
                                                  President of the Administrator                     International Trust, SEI
                                                  and the Distributor,                               Institutional Investments
                                                  1981-1994.                                         Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, SEI Opportunity Master
                                                                                                     Fund, L.P., SEI Opportunity
                                                                                                     Fund, L.P., SEI Absolute
                                                                                                     Return Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Global Master Fund, PLC,
                                                                                                     SEI Global Assets Fund, PLC,
                                                                                                     SEI Global Investments Fund,
                                                                                                     PLC and SEI Investments
                                                                                                     Global, Limited.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.           Trustee       (Since 1992)   Self-employed consultant since         43          Director of SEI Investments
DORAN                                             2003. Partner, Morgan, Lewis &                     Company and SEI Investments
1701 Market Street                                Bockius LLP (law firm),                            Distribution Co., Trustee of
Philadelphia, PA                                  counsel to the Trust, SEI                          The Advisors' Inner Circle
64 yrs. old                                       Investments, the Administrator                     Fund II, The MDL Funds, The
                                                  and the Distributor from                           Expedition Funds, SEI Asset
                                                  1976-2003. Director of                             Allocation Trust, SEI
                                                  Distributor since 2003.                            DailyIncome Trust, SEI Index
                                                  Director of SEI Investments                        Funds, SEI Institutional
                                                  since 1974; Secretary of SEI                       International Trust, SEI
                                                  Investments since 1978.                            Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust and SEI Tax Exempt
                                                                                                     Trust.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Trustees and Officers of The Advisors' Inner Circle Fund (UNAUDITED)

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                     TERM OF                                      IN THE ADVISORS'
                   POSITION(S)      OFFICE AND                                    INNER CIRCLE FUND
 NAME, ADDRESS,     HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN BY          OTHER DIRECTORSHIPS
     AGE(1)         THE TRUST      TIME SERVED         DURING PAST 5 YEARS             OFFICER              HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F.            President      (Since 2003)   Senior Operations Officer, SEI         N/A                      N/A
VOLK, CPA                                         Investments, Fund Accounting
42 yrs. old                                       and Administration since 1996;
                                                  Assistant Chief Accountant for
                                                  the U.S. Securities and
                                                  Exchange Commission from
                                                  1993-1996.
-----------------------------------------------------------------------------------------------------------------------------------
PETER               Controller     (Since 2004)   Director, SEI Investments,             N/A                      N/A
GOLDEN              and Chief                     Fund Accounting and
40 yrs. old         Financial                     Administration since June
                     Officer                      2001. From March 2000 to 2001,
                                                  Vice President of Funds
                                                  Administration for J.P. Morgan
                                                  Chase & Co. From 1997 to 2000,
                                                  Vice President of Pension and
                                                  Mutual Fund Accounting for
                                                  Chase Manhattan Bank.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.            Chief        (Since 2004)   Vice President and Assistant           N/A                      N/A
ZITELLI             Compliance                    Secretary of SEI Investments
36 yrs. old          Officer                      Global Funds Services and SEI
                                                  Investments Distribution Co.
                                                  from 2000-2004; Vice
                                                  President, Merrill Lynch & Co.
                                                  Asset Management Group from
                                                  1998- 2000; Associate at
                                                  Pepper Hamilton LLP from
                                                  1997-1998.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES             Vice President   (Since 2004)   Employed by SEI Investments            N/A                      N/A
NDIAYE            and Secretary                   Company since 2004. Vice
36 yrs. old                                       President, Deutsche Asset
                                                  Management from 2003-2004.
                                                  Associate, Morgan, Lewis &
                                                  Bockius LLP from 2000-2003.
                                                  Counsel, Assistant Vice
                                                  President, ING Variable
                                                  Annuities Group 1999-2000.
-----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.        Vice President   (Since 2000)   General Counsel, Vice                  N/A                      N/A
BARTO             and Assistant                   President and Secretary of SEI
36 yrs. old         Secretary                     Investments Global Funds
                                                  Services since 1999;
                                                  Associate, Dechert (law firm)
                                                  from 1997-1999; Associate,
                                                  Richter, Miller & Finn (law
                                                  firm) from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN              Vice President   (Since 2002)   Middle Office Compliance               N/A                      N/A
MUNERA            and Assistant                   Officer at SEI Investments
41 yrs. old         Secretary                     since 2000; Supervising
                                                  Examiner at Federal Reserve
                                                  Bank of Philadelphia from
                                                  1998-2000.
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP T.         Vice President   (Since 2004)   Employed by SEI Investments            N/A                      N/A
MASTERSON         and Assistant                   Company since 2004. General
40 yrs. old         Secretary                     Counsel, CITCO Mutual Fund
                                                  Services from 2003-2004. Vice
                                                  President & Assistant Counsel,
                                                  Oppenheimer Funds from
                                                  1997-2001 and Vice President &
                                                  Associate Counsel from
                                                  2001-2003.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


--------------------------------------------------------------------------------
36

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]
Disclosure of Fund Expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Funds' costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Funds' gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Funds' costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Funds' comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Disclosure of Fund Expenses (UNAUDITED) (CONCLUDED)

                              BEGINNING      ENDING                  EXPENSES
                               ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                VALUE        VALUE       EXPENSE      DURING
                               4/30/04      10/31/04      RATIOS      PERIOD*
------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares          $ 1,000.00   $ 1,018.60         0.83%  $    4.21
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,020.96         0.83        4.22
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00     1,018.50         1.08        5.48
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,019.71         1.08        5.48
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                  1,000.00     1,014.50         1.83        9.27
HYPOTHETICAL 5% RETURN
Class B Shares                  1,000.00     1,015.94         1.83        9.27
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                  1,000.00     1,014.50         1.83        9.27
HYPOTHETICAL 5% RETURN
Class C Shares                  1,000.00     1,015.94         1.83        9.27
------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares          $ 1,000.00   $ 1,026.80         0.69%  $    3.52
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,021.67         0.69        3.51
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00     1,024.50         0.94        4.78
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,020.41         0.94        4.77
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                  1,000.00     1,020.70         1.69        8.58
HYPOTHETICAL 5% RETURN
Class B Shares                  1,000.00     1,016.64         1.69        8.57
------------------------------------------------------------------------------

                              BEGINNING      ENDING                  EXPENSES
                               ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                VALUE        VALUE       EXPENSE      DURING
                               4/30/04      10/31/04      RATIOS      PERIOD*
------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares          $ 1,000.00   $ 1,062.10         1.10%  $    5.70
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,019.61         1.10        5.58
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00     1,060.80         1.35        6.99
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,018.35         1.35        6.85
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B Shares                  1,000.00     1,056.90         2.10       10.86
HYPOTHETICAL 5% RETURN
Class B Shares                  1,000.00     1,014.58         2.10       10.63
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class C Shares                  1,000.00     1,056.00         2.10       10.85
HYPOTHETICAL 5% RETURN
Class C Shares                  1,000.00     1,014.58         2.10       10.63
------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares          $ 1,000.00   $ 1,035.60         0.78%  $    3.99
HYPOTHETICAL 5% RETURN
Institutional Shares            1,000.00     1,021.22         0.78        3.96
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                  1,000.00     1,034.40         1.03        5.27
HYPOTHETICAL 5% RETURN
Class A Shares                  1,000.00     1,019.96         1.03        5.23
------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


--------------------------------------------------------------------------------
38

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                                  [Logo Omitted]

                             NOTICE TO SHAREHOLDERS
                                       OF
                                  SYNOVUS FUNDS
                                   (UNAUDITED)


For the shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, each Fund is designating the following items with regard to distributions paid during the year.

                                     LONG TERM
                                     (15% RATE)      ORDINARY                                                       QUALIFYING
                                    CAPITAL GAIN      INCOME        TAX-EXEMPT         TOTAL         QUALIFYING       DIVIDEND
             FUND                   DISTRIBUTION   DISTRIBUTIONS     INTEREST      DISTRIBUTIONS    DIVIDENDS (1)    INCOME (2)
           --------                 ------------   -------------   -------------   -------------    -------------    ----------
Large Cap Core Equity Fund..........        0.00%         100.00%           0.00%         100.00%          100.00%       100.00%
Mid Cap Value Fund..................        0.00%         100.00%           0.00%         100.00%          100.00%       100.00%
Intermediate-Term Bond Fund.........       38.33%          61.67%           0.00%         100.00%            0.00%         0.00%
Georgia Municipal Bond Fund.........       23.89%           6.32%          69.79%         100.00%            0.00%         0.00%

----------------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF
    RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF EACH OF
    THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR
ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.


--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

TRUST:
The Advisors' Inner Circle Fund

THE SYNOVUS FUNDS:
Synovus Large Cap Core Equity Fund
Synovus Mid Cap Value Fund
Synovus Intermediate-Term Bond Fund
Synovus Georgia Municipal Bond Fund

ADVISER:
Synovus Investment Advisors, Inc.
P.O. Box 120
Columbus, GA 31902-0120

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
KPMG LLP

--------------------------------------------------------------------------------
SNV-AR-001-0400

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.